Equity (Details 1) - Ordinary Shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Number of shares, Beginning Balance	40,399,290	33,295,618
Number of shares, Issuance of share capital	80,253,393	7,103,672
Number of shares, Ending Balance	120,652,683	40,399,290
NIS [Member]
Statement Line Items [Line Items]
NIS par value, Beginning Balance	$ 10,099,822	$ 8,323,904
NIS par value, Issuance of share capital	20,063,348	1,775,918
NIS par value, Ending Balance	$ 30,163,170	$ 10,099,822